Pension and other postretirement benefits - Participation in Multi-Employer Pension Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
EIN / PN	23-6648508/499
Pension Protection Act Zone Status	Green	Green
Subject to Financial Improvement/Rehabilitation Plan	No
Contributions of Century Aluminum Company	$ 788	$ 1,618	$ 2,164
Withdrawal from Plan Probable	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Apr. 01, 2020
Funded status of Green zone	At least 80 percent